UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21033

Nuveen Connecticut Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
	February 28, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.9% (1.3% of Total Investments)
$ 675	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 654,743
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 29.5% (19.6% of Total Investments)
715	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	A	749,420
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
500	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	BBB–	444,590
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	N/R	180,758
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
135	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	N/R	130,136
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
95	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/10 at 100.00	A	96,114
	Series 1998H, 5.000%, 7/01/23 – MBIA Insured
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	A2	351,463
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
120	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	N/R	113,173
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of
	Hartford, Series 2002E:
590	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	BBB–	596,761
1,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	905,990
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	513,205
	Series 2003X-1, 5.000%, 7/01/42 (UB)
1,600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	1,675,584
	Series 2007Z-1, 5.000%, 7/01/42 (UB)
2,750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	2,898,968
	Series 2007Z-3, 5.050%, 7/01/42 (UB)
	University of Connecticut, General Obligation Bonds, Series 2006A:
450	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	503,703
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	535,712
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	AA–	527,875
	11/15/22 – FGIC Insured
9,955	Total Education and Civic Organizations			10,223,452
	Health Care – 13.3% (8.8% of Total Investments)
300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	N/R	266,157
	Series 2002B, 5.500%, 7/01/32 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
20	6.125%, 7/01/20 – RAAI Insured	7/10 at 101.00	N/R	20,146
315	6.000%, 7/01/25 – RAAI Insured	7/10 at 101.00	N/R	314,345
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
300	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	288,948
300	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	281,070
170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	BBB–	151,156
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
1,190	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	1,194,415
	Series 2006, 5.000%, 7/01/32 – AGM Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital	7/12 at 101.00	N/R	895,050
	and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured
25	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/10 at 100.50	Baa1	25,045
	Series 1999G, 5.000%, 7/01/18 – NPFG Insured
1,170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	A1	1,176,880
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
4,790	Total Health Care			4,613,212
	Housing/Multifamily – 3.5% (2.3% of Total Investments)
500	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	494,670
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
700	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds,	11/19 at 100.00	AAA	702,114
	Series 2010-A2, 4.750%, 11/15/35
1,200	Total Housing/Multifamily			1,196,784
	Housing/Single Family – 6.3% (4.2% of Total Investments)
250	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	250,328
	5.450%, 11/15/43 (Alternative Minimum Tax)
700	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	710,745
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
305	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	300,123
330	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	319,592
585	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	589,932
	4.650%, 11/15/27
2,170	Total Housing/Single Family			2,170,720
	Long-Term Care – 3.5% (2.3% of Total Investments)
320	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	316,672
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
140	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/10 at 100.00	BBB–	140,186
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families	7/12 at 101.00	N/R	446,985
	and Children Inc., Series 2002A, 5.000%, 7/01/19 – AMBAC Insured
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s	8/17 at 100.00	N/R	210,088
	Resource Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27
105	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	107,493
	7.625%, 1/01/30
1,265	Total Long-Term Care			1,221,424
	Tax Obligation/General – 13.9% (9.2% of Total Investments)
600	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	652,062
400	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AAA	440,244
1,305	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2002,	4/12 at 101.00	AA+	1,397,642
	5.000%, 4/01/22
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AAA	390,229
140	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AAA	143,209
650	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A–	725,140
400	Suffield, Connecticut, General Obligation Bonds, Series 2005, 5.000%, 6/15/21	No Opt. Call	AA	476,444
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/17	10/15 at 100.00	AAA	581,925
4,355	Total Tax Obligation/General			4,806,895
	Tax Obligation/Limited – 18.9% (12.6% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
575	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AAA	591,324
500	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	508,945
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001B,	10/11 at 100.00	AAA	536,850
	5.375%, 10/01/13 – AGM Insured
1,625	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	1,773,411
	5.375%, 7/01/20 – AGM Insured
850	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	914,048
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	513,165
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	485,595
	7/01/31 – AMBAC Insured
430	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	93,129
	0.000%, 7/01/32 – FGIC Insured
750	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AAA	817,103
325	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	325,358
	2010A, 5.375%, 8/01/39
6,555	Total Tax Obligation/Limited			6,558,928
	Transportation – 6.5% (4.3% of Total Investments)
1,950	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	N/R	2,239,419
	5.375%, 12/01/15 – AMBAC Insured
	U.S. Guaranteed – 35.5% (23.6% of Total Investments) (4)
2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	2,418,233
	University System, Series 2002D-2, 5.000%, 11/01/21 (Pre-refunded 11/01/11) – AGM Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
100	6.125%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	N/R (4)	102,984
30	6.125%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	N/R (4)	30,895
5	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	N/R (4)	5,147
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,	3/11 at 101.00	AAA	422,748
	Series 2001B, 5.000%, 3/01/32 (Pre-refunded 3/01/11) – AGM Insured
	Farmington, Connecticut, General Obligation Bonds, Series 2002:
1,000	5.000%, 9/15/20 (Pre-refunded 9/15/12)	9/12 at 101.00	Aa1 (4)	1,115,580
1,450	5.000%, 9/15/21 (Pre-refunded 9/15/12)	9/12 at 101.00	Aa1 (4)	1,617,591
250	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	N/R (4)	265,085
	5.500%, 5/15/41 (Pre-refunded 5/15/11)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	1,027,640
	(Pre-refunded 7/01/10) – AGM Insured
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,000	5.500%, 10/01/32	10/10 at 101.00	AAA	1,041,950
2,000	5.500%, 10/01/40	10/10 at 101.00	AAA	2,083,900
1,535	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation	5/11 at 101.00	Aa3 (4)	1,635,282
	Bonds, Series 2002, 5.000%, 5/01/22 (Pre-refunded 5/01/11) – AGM Insured
500	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	549,515
	4/01/12) – AGM Insured
11,520	Total U.S. Guaranteed			12,316,550
	Utilities – 7.9% (5.2% of Total Investments)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	4/10 at 101.50	Baa1	502,590
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
470	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	469,309
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	993,910
	Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	7/10 at 100.00	BBB	250,318
510	5.500%, 1/01/20 (Alternative Minimum Tax)	7/10 at 100.00	BBB	510,128
2,730	Total Utilities			2,726,255
	Water and Sewer – 9.9% (6.6% of Total Investments)
220	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	194,291
	Project, Series 200.7, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
785	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	874,200
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
690	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A	706,829
320	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A	323,306
130	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	130,872
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	A+	785,978
410	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	A+	416,821
3,305	Total Water and Sewer			3,432,297
$ 50,470	Total Investments (cost $50,748,912) – 150.6%			52,160,679
	Floating Rate Obligations – (10.0)%			(3,460,000)
	Other Assets Less Liabilities – 4.0%			1,387,129
	Preferred Shares, at Liquidation Value – (44.6)% (5)			(15,450,000)
	Net Assets Applicable to Common Shares – 100%			$ 34,637,808

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$52,160,679	$ —	$52,160,679

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $47,297,230.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$2,167,308
Depreciation	(763,884)
Net unrealized appreciation (depreciation) of investments	$1,403,424

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.6%.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 29, 2010